UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: september 30, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.):
[ ] is a restatement.

[  ] adds new holdings entries.

Institutional Investment Manager Filing this
Report:

Name:		SPF Beheer BV.
Address:	Arthur van Schendelstraat 850
		PO BOX: 2030
		3500 GA  UTRECHT

13F File Number:28-10446


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:
Marcel Andringa

Title:
Managing Director
Investment Management

Phone:
0031-30-2329231

Signature, 		Marcel Andringa
Place,     		Utrecht
and Date of Signing:	October 27, 2011


Report Type (Check only one.):


[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:

      FORM 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:   	0

Form 13F Information Table Entry Total:	37

Form 13F Information Table Value Total:	$1.451.422 (thousands)



List of Other Included Managers:




No.  13F File Number
Name









	FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------


3M CO                          COM              88579Y101    36079   502560 SH       SOLE    NONE           502560
ACCENTURE PLC                  COM              B4BNMY3      47788   907132 SH       SOLE    NONE           907132
AIR PRODUCTS & CHEMI           COM              009158106    37942   493075 SH       SOLE    NONE           493075
ALBEMARLE CORP                 COM              012653101    30907   761921 SH       SOLE    NONE           761921
AMPHENOL CORP                  COM              032095101    34259   840000 SH       SOLE    NONE           840000
ANALOG DEVICES INC             COM              032654105    34768  1112567 SH       SOLE    NONE          1112567
AUTOZONE INC                   COM              053332102    55116   172676 SH       SOLE    NONE           172676
BALL CORP                      COM              058498106    34922  1125800 SH       SOLE    NONE          1125800
BECTON DICKINSON & C           COM              075887109    38524   525429 SH       SOLE    NONE           525429
CHEVRON CORP                   COM              166764100    44661   482714 SH       SOLE    NONE           482714
COACH INC                      COM              189754104    42471   815892 SH       SOLE    NONE           815892
COCA-COLA CO/THE               COM              191216100    21806   320539 SH       SOLE    NONE           320539
COLGATE-PALMOLIVE CO           COM              194162103    49688   560304 SH       SOLE    NONE           560304
DARDEN RESTAURANTS I           COM              237194105    34350   803500 SH       SOLE    NONE           803500
DOLLAR TREE INC                COM              256746108    62509   832229 SH       SOLE    NONE           832229
ECOLAB INC                     COM              278865100    43259   881659 SH       SOLE    NONE           881659
FEDEX CORP                     COM              31428X106    30164   444834 SH       SOLE    NONE           444834
FLIR SYSTEMS INC               COM              302445101    37137  1482509 SH       SOLE    NONE          1482509
FLOWSERVE CORP                 COM              34354P105    27677   372405 SH       SOLE    NONE           372405
HUDSON CITY BANCORP            COM              443683107    16564  2926456 SH       SOLE    NONE          2926456
IBM                            COM              459200101    51739   295598 SH       SOLE    NONE           295598
KELLOGG CO                     COM              487836108    40320   758042 SH       SOLE    NONE           758042
METLIFE INC                    COM              59156R108    26902   960434 SH       SOLE    NONE           960434
MICROCHIP TECHNOLOGY           COM              595017104    36909  1186415 SH       SOLE    NONE          1186415
MICROSOFT CORP                 COM              594918104    38506  1547044 SH       SOLE    NONE          1547044
NIKE INC                       CL B             654106103    44498   518500 SH       SOLE    NONE           518500
PEPSICO INC                    COM              713448108    37667   608506 SH       SOLE    NONE           608506
PETSMART INC                   COM              716768106    47532  1114457 SH       SOLE    NONE          1114457
STATE STREET CORP              COM              857477103    30641   947465 SH       SOLE    NONE           947465
SYSCO CORP                     COM              871829107    36462  1407790 SH       SOLE    NONE          1407790
THERMO FISHER SCIENT           COM              883556102    39367   777380 SH       SOLE    NONE           777380
TJX COS INC                    COM              872540109    52272   942348 SH       SOLE    NONE           942348
TRANSOCEAN INC                 COM              004826551    23626   494894 SH       SOLE    NONE           494894
VALSPAR CORP                   COM              920355104    37021  1179398 SH       SOLE    NONE          1179398
VF CORP                        COM              918204108    61747   508119 SH       SOLE    NONE           508119
WAL-MART STORES INC            COM              931142103    42156   812249 SH       SOLE    NONE           812249
YUM! BRANDS INC                COM              988498101    43466   880059 SH       SOLE    NONE           880059
